segment information - Income before income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income before income taxes
Operating revenues external and other income	$ 17,258	$ 15,463
Goods and services purchased	6,699	6,268
Employee benefits expense	4,269	3,701
EBITDA	6,290	5,494
Depreciation	2,126	2,107
Amortization	1,090	905
Operating income	3,074	2,482
Financing costs	796	771
Income before income taxes	$ 2,278	$ 1,711